Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long term Debt, Net of Current Portion

	December 31,	December 31,
	2020	2019
(in thousands)
New Term Loan Facility	$1,325,000	$—
Notes	775,000	—
First Lien Term Loan	—	2,467,529
Second Lien Term Loan	—	760,000
New Revolving Credit Facility	50,000	—
Notes payable and deferred obligations	3,618	2,053

	2,153,618	3,229,582
Less: current portion	63,745	27,655
Less: debt issuance costs	60,545	29,840

Long-term debt, net of current portion	$2,029,328	$3,172,087

Summary of Future Minimum Principal Payments on Long-term Debt

Future minimum principal payments on long-term debt are as follows:

(in thousands)
2021	$13,745
2022	13,298
2023	13,293
2024	13,274
2025	13,277
Thereafter	2,086,731

Total future minimum principal payments	$2,153,618